Document and Entity Information	Dec. 15, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 15, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Dec. 15, 2017
Prospectus Date	Aug. 30, 2017
Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Prospectus:
Trading Symbol	AHSAX
Alger Health Sciences Fund | Alger Health Sciences Fund Class B
Prospectus:
Trading Symbol	AHSBX
Alger Health Sciences Fund | Alger Health Sciences Fund Class C
Prospectus:
Trading Symbol	AHSCX
Alger Health Sciences Fund | Alger Health Sciences Fund Class Z
Prospectus:
Trading Symbol	AHSZX
Alger Health Sciences Fund | Alger Health Sciences Fund Class T
Prospectus:
Trading Symbol	AHSTX
Alger Growth & Income Fund | Alger Growth & Income Fund Class A
Prospectus:
Trading Symbol	ALBAX
Alger Growth & Income Fund | Alger Growth & Income Fund Class C
Prospectus:
Trading Symbol	ALBCX
Alger Growth & Income Fund | Alger Growth & Income Fund Class Z
Prospectus:
Trading Symbol	AGIZX
Alger Growth & Income Fund | Alger Growth & Income Fund Class T
Prospectus:
Trading Symbol	AGITX